UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Dividend Income Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 6.51%
Boeing Company (The)	203,500	$21,365,465
Goodrich Corporation	185,250	12,639,607
Raytheon Company	197,450	12,601,259
		46,606,331
Banks - 1.57%
Bank of America Corporation	223,000	11,210,210

Beverages - 3.78%
Coca-Cola Company (The)	147,900	8,499,813
Diageo plc, ADR	113,700	9,974,901
PepsiCo, Inc.	116,700	8,549,442
		27,024,156
Capital Equipment - 4.15%
Caterpillar Inc.	74,500	5,843,035
Deere & Company	160,950	23,888,199
		29,731,234
Chemicals - Petroleum and Inorganic - 4.19%
E.I. du Pont de Nemours and Company	181,600	9,000,096
Monsanto Company	158,950	13,628,373
UAP Holding Corp.	234,300	7,351,162
		29,979,631
Chemicals - Specialty - 1.64%
Air Products and Chemicals, Inc.	120,300	11,760,528

Communications Equipment - 0.70%
Nokia Corporation, Series A, ADR	131,450	4,985,899

Computers - Peripherals - 1.06%
Microsoft Corporation	258,000	7,601,970

Electrical Equipment - 0.96%
Emerson Electric Co.	129,200	6,876,024

Electronic Components - 0.90%
Microchip Technology Incorporated	176,800	6,417,840

Finance Companies - 1.11%
Blackstone Group L.P. (The)*	42,800	1,073,424
Fannie Mae	112,850	6,862,409
		7,935,833
Health Care - Drugs - 2.45%
Abbott Laboratories	166,350	8,919,687
Merck & Co., Inc.	166,300	8,596,047
		17,515,734
Hospital Supply and Management - 0.91%
Medtronic, Inc.	115,050	6,489,971

Hotels and Gaming - 2.20%
Harrah's Entertainment, Inc.	73,400	6,380,662
Starwood Hotels & Resorts Worldwide, Inc.	154,300	9,373,725
		15,754,387
Household - General Products - 3.59%
Colgate-Palmolive Company	179,250	12,784,110
Procter & Gamble Company (The)	183,900	12,935,526
		25,719,636
Insurance - Life - 0.90%
Aflac Incorporated	113,250	6,459,780

Insurance - Property and Casualty - 4.52%
ACE Limited	83,450	5,054,567
Ambac Financial Group, Inc.	119,400	7,511,454
Everest Re Group, Ltd.	57,200	6,305,728
MBIA Inc.	128,000	7,814,400
Travelers Companies, Inc. (The)	113,050	5,690,937
		32,377,086
Metal Fabrication - 1.11%
Loews Corporation, Carolina Group	96,400	7,926,972

Mining- 0.58%
Rio Tinto plc, ADR	12,000	4,120,800

Multiple Industry - 5.97%
Altria Group, Inc.	247,700	17,222,581
General Electric Company	409,500	16,953,300
NuStar GP Holdings, LLC	273,750	8,510,888
		42,686,769
Non-Residential Construction - 2.97%
Fluor Corporation	147,850	21,287,443

Petroleum - International - 5.95%
Anadarko Petroleum Corporation	167,100	8,981,625
Apache Corporation	104,750	9,433,785
Exxon Mobil Corporation	226,150	20,932,444
Marathon Oil Corporation	57,100	3,255,842
		42,603,696
Petroleum - Services - 10.48%
Baker Hughes Incorporated	155,750	14,075,127
Grant Prideco, Inc.*	123,900	6,755,028
National Oilwell Varco, Inc.*	84,950	12,275,275
Schlumberger Limited	240,900	25,294,500
Transocean Inc.*	66,050	7,466,952
Weatherford International Ltd.*	135,850	9,126,403
		74,993,285
Railroad - 2.01%
Burlington Northern Santa Fe Corporation	66,150	5,369,395
Union Pacific Corporation	79,450	8,982,617
		14,352,012
Real Estate Investment Trust - 2.96%
Douglas Emmett, Inc.	294,550	7,284,222
ProLogis	85,050	5,643,068
Simon Property Group, Inc.	82,200	8,220,000
		21,147,290
Restaurants - 1.20%
McDonald's Corporation	157,650	8,587,196

Security and Commodity Brokers - 9.16%
AllianceBernstein Holding L.P.	229,250	20,190,047
CME Group Inc.	35,800	21,027,130
J.P. Morgan Chase & Co.	149,732	6,860,720
NYMEX Holdings, Inc.	81,800	10,648,724
UBS AG	127,550	6,792,038
		65,518,659
Steel - 0.49%
Nucor Corporation	58,550	3,481,968

Tobacco - 0.90%
Reynolds American Inc.	101,400	6,448,026

Utilities - Electric - 2.65%
Dominion Resources, Inc.	82,850	6,984,255
NRG Energy, Inc.*	283,000	11,968,070
		18,952,325
Utilities - Gas and Pipeline - 0.70%
Enbridge Inc.	136,450	5,003,622

Utilities - Telephone - 2.76%
AT&T Inc.	202,990	8,588,507
Iowa Telecommunications Services, Inc.	315,700	6,266,645
Verizon Communications Inc.	109,750	4,859,730
		19,714,882

TOTAL COMMON STOCKS - 91.03%		$651,271,195

(Cost: $467,837,591)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.92%
BP Capital Markets p.l.c.,
4.76%, 10-15-07	$4,000	3,992,596
Prudential Funding LLC:
4.75%, 10-1-07	4,560	4,560,000
5.15%, 10-11-07	5,200	5,192,561
		13,745,157
Food and Related - 0.98%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.4%, 10-12-07	2,000	1,996,700
Hershey Company (The),
5.3%, 10-15-07	5,000	4,989,694
		6,986,394
Health Care - Drugs - 0.56%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	4,000	3,997,600

Household - General Products - 2.23%
Fortune Brands Inc.,
5.67%, 10-22-07	6,000	5,980,155
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
5.2%, 10-9-07	5,000	4,994,222
4.8%, 10-17-07	5,000	4,989,333
		15,963,710
Leisure Time Industry - 0.98%
Walt Disney Company (The):
5.4%, 10-3-07	5,000	4,998,500
5.2%, 10-11-07	2,000	1,997,111
		6,995,611
Retail - General Merchandise - 1.39%
Target Corporation,
5.0%, 10-19-07	10,000	9,975,000

Utilities - Electric - 0.91%
Detroit Edison Co.,
5.55%, 10-11-07	4,000	3,993,833
New York State Electric & Gas Corp.,
5.4%, 10-1-07	2,500	2,500,000
		6,493,833

TOTAL SHORT-TERM SECURITIES - 8.97%		$64,157,305

(Cost: $64,157,305)

TOTAL INVESTMENT SECURITIES - 100.00%		$715,428,500

(Cost: $531,994,896)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Advisors Energy Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.82%
Bucyrus International, Inc., Class A	28,350	$2,067,140
Jacobs Engineering Group Inc.*	39,050	2,951,399
		5,018,539
Capital Equipment - 6.95%
Cameron International Corporation*	58,750	5,422,038
Shaw Group Inc. (The)*	35,550	2,065,455
SunPower Corporation, Class A*	35,150	2,908,135
Suntech Power Holdings Co., Ltd., ADR*	49,850	1,989,015
		12,384,643
Coal - 1.98%
Foundation Coal Holdings, Inc.	29,600	1,160,320
Peabody Energy Corporation	49,250	2,357,597
		3,517,917
Electrical Equipment - 3.27%
First Solar, Inc.*	49,500	5,822,685

Electronic Instruments - 0.38%
Energy Conversion Devices, Inc.*	30,150	684,707

Mining - 1.73%
Arch Coal, Inc.	47,650	1,607,711
Cameco Corporation	31,750	1,468,120
		3,075,831
Non-Residential Construction - 3.20%
Fluor Corporation	27,400	3,945,052
Technip SA, ADR	19,750	1,755,775
		5,700,827
Petroleum - Canada - 1.13%
Suncor Energy Inc.	21,300	2,019,453

Petroleum - Domestic - 5.59%
Continental Resources, Inc.*	114,150	2,070,681
ENSCO International Incorporated	39,700	2,227,170
Sunoco, Inc.	24,150	1,709,337
Valero Energy Corporation	30,550	2,052,349
XTO Energy Inc.	30,700	1,898,488
		9,958,025
Petroleum - International - 29.42%
Anadarko Petroleum Corporation	52,700	2,832,625
Apache Corporation	51,400	4,629,084
BP p.l.c., ADR	44,700	3,099,945
CNOOC Limited, ADR	13,100	2,180,233
ConocoPhillips	38,850	3,409,864
Devon Energy Corporation	45,500	3,785,600
EOG Resources, Inc.	40,150	2,904,050
Exxon Mobil Corporation	59,900	5,544,344
Hess Corporation	25,650	1,706,494
Marathon Oil Corporation	50,400	2,873,808
Newfield Exploration Company*	79,150	3,811,864
Noble Energy, Inc.	56,550	3,960,762
Occidental Petroleum Corporation	51,700	3,312,936
PetroChina Company Limited, ADR	6,050	1,119,915
Petroleo Brasileiro S.A. - Petrobras, ADR	13,400	1,011,700
Statoil ASA, ADR	38,800	1,316,096
TOTAL S.A., ADR	9,200	745,476
Talisman Energy Inc.	135,600	2,671,320
Ultra Petroleum Corp.*	23,950	1,485,858
		52,401,974
Petroleum - Services - 28.04%
BJ Services Company	75,900	2,015,145
Baker Hughes Incorporated	57,100	5,160,127
Complete Production Services, Inc.*	118,750	2,432,000
FMC Technologies, Inc.*	22,850	1,317,531
Grant Prideco, Inc.*	63,950	3,486,554
Halliburton Company	66,800	2,565,120
Hercules Offshore, Inc.*	44,426	1,159,519
Nabors Industries Ltd.*	121,900	3,750,863
National Oilwell Varco, Inc.*	58,500	8,453,250
Schlumberger Limited	66,600	6,993,000
Smith International, Inc.	61,250	4,373,250
Transocean Inc.*	31,950	3,611,948
Weatherford International Ltd.*	68,800	4,621,984
		49,940,291
Utilities - Electric - 5.62%
Entergy Corporation	32,700	3,541,083
Exelon Corporation	41,650	3,138,744
Mirant Corporation*	34,050	1,385,154
NRG Energy, Inc.*	45,800	1,936,882
		10,001,863
Utilities - Gas and Pipeline - 2.62%
Enbridge Inc.	75,250	2,759,417
Southwestern Energy Company*	45,550	1,906,268
		4,665,685

TOTAL COMMON STOCKS - 92.75%		$165,192,440

(Cost: $123,526,301)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Electrical Equipment - 1.68%
W.W. Grainger, Inc.,
4.78%, 10-24-07	$3,000	2,990,838

Finance Companies - 2.77%
Prudential Funding LLC,
4.75%, 10-1-07	4,935	4,935,000

Food and Related - 1.12%
ConAgra Foods, Inc.,
5.23%, 10-3-07	2,000	1,999,419

Retail - General Merchandise - 1.68%
Target Corporation,
5.0%, 10-19-07	3,000	2,992,500

TOTAL SHORT-TERM SECURITIES - 7.25%		$12,917,757

(Cost: $12,917,757)

TOTAL INVESTMENT SECURITIES - 100.00%		$178,110,197

(Cost: $136,444,058)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Advisors Value Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.22%
Lockheed Martin Corporation	62,700	$6,802,323
Raytheon Company	284,700	18,169,554
		24,971,877
Banks - 6.71%
Bank of America Corporation	467,470	23,499,717
Citigroup Inc.	203,900	9,516,013
Wachovia Corporation	133,900	6,715,085
		39,730,815
Beverages - 1.57%
Diageo plc, ADR	105,900	9,290,607

Business Equipment and Services - 1.09%
Waste Management, Inc.	171,400	6,468,636

Capital Equipment - 2.09%
Illinois Tool Works Inc.	206,900	12,339,516

Chemicals - Petroleum and Inorganic - 0.97%
E.I. du Pont de Nemours and Company	115,300	5,714,268

Communications Equipment - 1.63%
Nokia Corporation, Series A, ADR	253,600	9,619,048

Computers - Main and Mini - 8.00%
Hewlett-Packard Company (A)	545,100	27,140,529
International Business Machines Corporation (A)	117,900	13,888,620
Xerox Corporation*	365,900	6,344,706
		47,373,855
Defense - 0.94%
General Dynamics Corporation	65,800	5,558,126

Finance Companies - 8.39%
CIT Group Inc. (A)	152,900	6,146,580
Capital One Financial Corporation	269,600	17,909,528
Discover Financial Services*	77,750	1,617,200
Fannie Mae	215,500	13,104,555
Freddie Mac	184,400	10,881,444
		49,659,307
Food and Related - 2.46%
General Mills, Inc.	146,400	8,492,664
Kraft Foods Inc.	176,104	6,077,349
		14,570,013
Forest and Paper Products - 0.67%
Weyerhaeuser Company	54,600	3,947,580

Health Care - Drugs - 4.59%
Endo Pharmaceuticals Holdings Inc.*	218,200	6,762,018
McKesson Corporation	206,600	12,146,014
Pfizer Inc.	337,600	8,247,568
		27,155,600
Health Care - General - 1.51%
AmerisourceBergen Corporation	197,800	8,966,274

Hospital Supply and Management - 5.62%
Aetna Inc.	183,600	9,963,972
Coventry Health Care, Inc.*	214,600	13,350,266
Humana Inc. (A)*	142,700	9,971,876
		33,286,114
Insurance - Property and Casualty - 6.69%
Everest Re Group, Ltd.	115,300	12,710,672
MBIA Inc.	155,500	9,493,275
Travelers Companies, Inc. (The)	345,883	17,411,750
		39,615,697
Metal Fabrication - 1.80%
Loews Corporation, Carolina Group	129,500	10,648,785

Mining - 0.36%
Freeport-McMoRan Copper & Gold Inc., Class B	20,500	2,150,245

Multiple Industry - 4.04%
Altria Group, Inc.	344,200	23,932,226

Petroleum - International - 15.71%
Apache Corporation	70,200	6,322,212
Chevron Corporation	266,700	24,957,786
ConocoPhillips	203,000	17,817,310
Devon Energy Corporation	105,400	8,769,280
Exxon Mobil Corporation	279,900	25,907,544
Marathon Oil Corporation	161,700	9,220,134
		92,994,266
Railroad - 1.98%
Union Pacific Corporation	103,800	11,735,628

Real Estate Investment Trust - 1.02%
Vornado Realty Trust	55,200	6,036,120

Retail - General Merchandise - 1.70%
Macy's Inc. (A)	311,000	10,051,520

Security and Commodity Brokers - 5.33%
Bear Stearns Companies Inc. (The) (A)	52,900	6,496,649
J.P. Morgan Chase & Co.	443,056	20,300,826
Morgan Stanley (A)	75,100	4,731,300
		31,528,775
Utilities - Electric - 4.74%
Mirant Corporation*	447,100	18,188,028
NRG Energy, Inc.*	233,600	9,878,944
		28,066,972
Utilities - Telephone - 3.93%
AT&T Inc. (A)	275,700	11,664,867
Sprint Nextel Corporation	161,800	3,074,200
Verizon Communications Inc.	192,100	8,506,188
		23,245,255

TOTAL COMMON STOCKS - 97.76%		$578,657,125

(Cost: $454,718,006)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.97%
Prudential Funding LLC,
4.75%, 10-1-07	$5,743	5,743,000

Utilities - Electric - 1.27%
Detroit Edison Co.,
5.26%, 10-11-07	5,000	4,992,695
New York State Electric & Gas Corp.,
5.4%, 10-1-07	2,500	2,500,000
		7,492,695

TOTAL SHORT-TERM SECURITIES - 2.24%		$13,235,695

(Cost: $13,235,695)

TOTAL INVESTMENT SECURITIES - 100.00%		$591,892,820

(Cost: $467,953,701)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at September 30, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

AT&T Inc.	426	October/42.5	$26,837	$27,264
Hewlett-Packard Company	334	November/52.5	19,372	28,390
Humana Inc.	1,427	October/72.5	118,441	135,965
			$164,650	$191,619

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Bear Stearns Companies Inc. (The)	205	October/90	$59,316	$3,075
CIT Group Inc.	515	November/30	20,085	23,175
International Business Machines Corporation:	161	October/100	18,436	1,207
	211	October/105	32,071	4,009
Macy's Inc.	938	November/22.5	27,201	11,725
Morgan Stanley	328	October/50	19,844	1,640
			$176,953	$44,831

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007